UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

ALAN DEAL

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2023

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2023 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2023, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Fund”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2023, the Fund paid the following dividends per share:

December 10, 2022 to shareholders of record November 25, 2022	$1.86
March 10, 2023 to shareholders of record February 25, 2023	.20

Total	$2.06

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at April 30, 2023, with a total market value of $37,933,256.

M. Hunt Broyhill

Chairman and President

1

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND
SECTOR DIVERSIFICATION
Six Months Ended April 30, 2023 (Unaudited)

2

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND
SECTOR DIVERSIFICATION
Six Months Ended April 30, 2023 (Unaudited)

1.	Policy Index Actual Performance

This chart assumes an initial gross investment of $10,000 made on 10/31/2012.

* Policy Index is calculated as 50% MSCI ACWI, 25% Barclays Aggregate Bond Index, 20% HFRI Hedge Fund Index, 5% Cash

Past Performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance informatiion does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of the Fund shares. An investment in the fund involves risk, including loss of principal.

Past Performance at a glance (unaudited)

Average annual total returns for the periods ended 10/31/2022

Net assets value returns	1 year	5 years	10 years

BMC Investments	22.1%	10.0%	6.3%

BMC Investments are internally managed and do not pay any management fees.

3

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2023

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS		5.800%	12/31/2049	$250,000	$252,452	$231,875
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,930	484,319
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	215,625
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	199,150	192,500
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,602,412	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	525,785	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,334,135	-
				7,836,000	4,726,864	1,124,319	2.96%

TOTAL INVESTMENTS IN FIXED INCOME				$7,836,000	$4,726,864	$1,124,319	2.96%

4

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:

BOND MUTUAL FUNDS:

MFC BLACKROCK TAXABLE MUNICIPAL BOND TRUST		50,933	$896,051	$916,284
GUGGENHEIM TAXABLE MUNICIPAL BOND & INV GRADE DEBT TRUST		30,698	512,024	526,471
TOTAL BOND MUTUAL FUNDS			1,408,075	1,442,755	3.79%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets		25,492	255,568	290,100
ADVISORS SER TR PZENA EMG MK INS			255,568	290,100	0.76%

SPECIALTY FUNDS
Conservative Allocation		51,756	1,037,961	1,011,319
NEXPOINT MERGER ARBITRAGE			1,037,961	1,011,319	2.66%

Precious Metals
ISHARES SILVER TRUST	[3]	1,252	21,040	28,796
SPDR GOLD SHARES	[3]	260	25,315	48,048
VANECK VECTORS GOLD MINERS		571	16,168	19,174
			62,523	96,018	0.25%

TOTAL STOCK MUTUAL FUNDS			1,356,052	1,397,437	3.68%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$2,764,127	$2,840,192	7.47%

5

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3,6]	$733,155	$853,375
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	5,979,330
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	3,119,191
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,824,284
INFINITY PREMIER FUND, LP	[2,3]	500,000	2,118,540
LITESPEED PARTNERS, LP	[2,3]	-	28,316
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	4,564,545
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	14,474
OLD WELL EMERGING MARKETS FUND	[2,3]	1,000,000	888,998
OLD WELL EMERGING SPECIAL OPPORTUNITIES FUND	[2,3]	200,000	197,983
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	902,820
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	1,869,761	1,924,567
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	116,298	100,523
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	1,031,227	1,217,151
TOTAL LIMITED PARTNERSHIPS		13,061,927	24,734,097	65.05%

TOTAL OTHER INVESTMENTS		$13,061,927	$24,734,097	65.05%

6

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	4,007	ACTIVISION BLIZZARD, INC	$314,363	$311,384
	238	BCE INC COM	10,963	11,441
	2,500	LUMEN TECHNOLOGIES, INC.	27,718	5,925
	63	SK TELECOM LTD SPONSORED A	1,262	1,245
	377	TELEFONICA S A SPONSORED A	60	1,700
			354,366	331,695	0.87%

Media and Entertainment	740	ALPHABET INC CAP STK CL C	47,706	80,083
	675	ALPHABET INC.	60,537	72,454
	312	META PLATFORMS INC CL A	29,786	74,980
	116	NETFLIX COM INC COM	31,676	38,272
			169,705	265,789	0.70%

Interactive Home Entertainment	8,760	NINTENDO LTD ADR	98,661	92,506
			98,661	92,506	0.24%

TOTAL COMMUNICATION SERVICES			622,732	689,990	1.81%

CONSUMER DISCRETIONARY
Specialty Retail	100	GENUINE PARTS CO COM	14,796	16,831
			14,796	16,831	0.04%

TOTAL CONSUMER DISCRETIONARY			14,796	16,831	0.04%

CONSUMER STAPLES

Discount Stores	279	DOLLAR GEN CORP COM	55,375	61,787
	1,292	DOLLAR TREE INC COM	157,487	198,594
			212,862	260,381	0.68%

Food & Staples Retailing	131	KROGER CO COM	4,133	6,370
	76	WAL-MART STORES INC COM	10,261	11,474
			14,394	17,844	0.05%

7

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Food, Beverage & Tobacco	4,277	ALTRIA GROUP INC COM	208,097	203,200
	133,882	AMBEV SA SPONSORED ADR	366,357	374,870
	1,958	ANHEUSER-BUSCH INBEV SA/NV	111,212	127,211
	5,395	BRITISH AMER TOBACCO PLC	203,408	199,885
	104	COCA COLA CO COM	4,970	6,672
	5,531	COCA COLA FEMSA S A B SPON	311,662	466,927
	78	CONSTELLATION BRANDS CL A	7,076	17,899
	5,835	DANONE SPONSORED ADR	64,507	77,255
	1,602	FOMENTO ECONOMICO MEXI SPO	115,166	155,426
	100	GENERAL MILLS INC COM	7,617	8,863
	5,297	PHILIP MORRIS INTL COM	508,433	529,541
			1,908,505	2,167,749	5.70%

Household & Personal Products	126	KIMBERLY CLARK CORP COM	17,492	18,256
	11	PROCTER & GAMBLE CO COM	737	1,720
			18,229	19,976	0.05%

TOTAL CONSUMER STAPLES			2,153,990	2,465,950	6.49%

ENERGY
Energy	250	CHENIERE ENERGY, INC.	42,466	38,250
	1,200	CVR ENERGY, INC.	43,491	31,608
	159	CRESTWOOD EQUITY PARTNERS	3,370	3,926
	500	DEVON ENERGY CORP NEW COM	35,636	26,715
	1,500	FREEHOLD ROYALTIES, LTD	19,007	16,350
	2,000	FLEX LNG LTD.	62,848	68,820
	473	SUNOCO INC COM	13,246	21,493
			220,064	207,162	0.54%

Pipelines	181	DELEK LOGISTICS PARTNERS LP	5,334	8,512
	630	ENBRIDGE INC	18,339	25,049
			23,673	33,561	0.09%

TOTAL ENERGY			243,737	240,723	0.63%

8

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
FINANCIALS
Banks	263	BANK OF AMERICA CORP COM	6,063	7,701
	1,843	FIRST HORIZON NATL CP COM	29,331	32,345
	1	SVB FINANCIAL GROUP COM	340	-
	394	TRUIST FINANCIAL CORP COM	13,819	12,837
			49,553	52,883	0.14%

Diversified Financials	1,312	ALLIANCE BERNSTEIN HLDG UN	54,060	45,868
	179	BERKSHIRE HATHAWAY INC CL B	36,098	58,810
	756	BLACKSTONE GROUP LP COM	24,342	67,533
	420	CARLYLE GROUP LP COM	9,160	12,739
	36	CME GROUP	5,993	6,688
	263	COMPASS DIVERSIFIED HOLDINGS	3,600	5,013
	918	GOLUB CAPITAL BDC INC COM	-	12,375
	51	INTERNCONTINENTAL EXCHANGE COM	3,817	5,555
	52	MORGAN STANLEY COM NEW	2,956	4,678
	600	THE CHARLES SCHWAB CORPORATION	35,031	31,344
			175,057	250,603	0.66%

Insurance	79	AON PLC SHS CL A	6,409	25,689
	263	OLD REP INTL CORP COM	4,433	6,646
	129	TRAVELERS COMPANIES COM	10,711	23,367
	263	ZURICH INS GROUP LTD SPONS ARD	6,984	12,745
			28,537	68,447	0.18%

TOTAL FINANCIALS			253,147	371,933	0.98%

9

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
HEALTH CARE
Health Care Equipment & Services	1,987	CARDINAL HEALTH INC COM	113,968	163,133
	157	DAVITA HEALTHCARE PART COM	12,098	14,186
	365	HOLOGIC INC COM	18,730	31,394
	48	LABORATORY CORP AMER HLDGS	6,922	10,882
	306	MCKESSON CORP COM	75,529	111,457
	206	QUEST DIAGNOSTICS INC COM	24,052	28,595
	24	STRYKER CORP	4,486	7,192
			255,785	366,839	0.96%

Pharmaceuticals & Biotechnology	180	ABBVIE INC	14,611	27,202
	524	ASTRAZENECA PLC SPONSORED	13,125	38,367
	6,494	BAYER A G SPONSORED ADR	105,378	106,112
	79	BRISTOL MYERS SQUIBB CO CO	4,564	5,275
	135	ELI LILLY & CO COM	5,947	53,441
	20	IQVIA HOLDINGS INC COM	1,982	3,765
	79	MERCK & CO INC COM	5,654	9,122
	5,959	PFIZER INC COM	289,640	231,745
	52	SEATTLE GENETICS INC COM	2,555	10,400
			443,456	485,429	1.28%

TOTAL HEALTH CARE			699,241	852,268	2.24%

INDUSTRIALS
Capital Goods	453	3M COMPANY	66,270	48,118
	208	ABB LTD SPONSORED ADR	5,057	7,507
	608	LOCKHEED MARTIN CORP COM	262,390	282,385
			333,717	338,010	0.89%

Commercial Services & Supplies	24	WASTE MGMT INC DEL COM	835	3,985
			835	3,985	0.01%

Transportation	313	FORTRESS TRANS INFRST COM	4,997	8,905
	313	FTAI INFRASTRUCTURE INC.	-	970
			4,997	9,875	0.03%

Transportation Infrastructure	1,539	GRUPO AEROPORTUARIO DE SPO	79,611	134,632
	465	GRUPO AEROPORTUARIO DE SPO	86,981	133,139
	849	GRUPO AEROPUERTO DEL P SPO	118,548	150,757
			285,140	418,528	1.10%

TOTAL INDUSTRIALS			624,689	770,398	2.03%

10

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

INFORMATION TECHNOLOGY

Hardware & Equipment	535	CISCO SYSTEMS INC	20,733	25,279
	498	CORNING INC COM	10,201	16,543
			30,934	41,822	0.11%

Software & Services	61	MICROSOFT CORP COM	8,924	18,743
	238	ORACLE CORP COM	15,727	22,543
			24,651	41,286	0.11%

Technology Hardware & Equipment	629	APPLE INC COM	44,179	106,729
	2,470	INTEL CORP COM	101,920	76,718
	102	NETAPP INC COM	5,350	6,415
	140	SEAGATE TECHNOLOGY SHS	5,333	8,228
			156,782	198,090	0.52%

Technology	1,542	FISERV INC COM	152,103	188,309
			152,103	188,309	0.50%

TOTAL INFORMATION TECHNOLOGY			364,470	469,507	1.23%

MATERIALS	500	BHP GROUP LIMITED	27,434	29,520
	158	CHEMOURS CO COM	2,551	4,593
	400	CVR PARTNERS, LP	50,841	35,884
	104	DOW CHEM CO COM	5,163	5,657
	124	F M C CORP COM	9,971	15,324
	10	MITSUI & CO LTD SPONSORED	3,643	6,279
	500	RIO TINTO GROUP	30,368	31,995
	600	SOCIEDAD QUIMICA MINER SPON ADR	49,514.00	40,488.00
TOTAL MATERIALS			179,485	169,740	0.45%

11

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
REAL ESTATE
Real Estate	101	DIGITAL RLTY TR INC COM	11,872	10,014
	630	EASTERLY GOVT PPTYS COM	12,410	8,864
	524	HANNON ARMSTRONG SUST COM	8,023	14,871
	840	IRON MTN INC NEW COM	34,076	46,402
	789	MEDICAL PPTYS TR INC COM	10,742	6,920
	104	OMEGA HEALTHCARE INVS COM	3,026	2,783
	157	TRITON INTL LTD CL A	8,995	12,979
	22	W P CAREY & CO LLC COM	1,405	1,632
			90,549	104,465	0.27%

TOTAL REAL ESTATE			90,549	104,465	0.27%

UTILITIES	100	AMERICAN STS WTR CO COM	8,027	8,875
	1,000	BROOKFIEL RENEWABLE PARTNERS L.P.	29,812	31,000
	339	DOMINION RES INC VA COM	17,456	19,370
	174	DUKE ENERGY CORP COM	15,663	17,205
	51	ENTERGY CORP NEW COM	3,539	5,487
	180	NEXTERA ENERGY INC COM	13,503	13,793
	262	SOUTHERN CO COM	11,431	19,270
	116	WEC ENERGY GROUP INC COM	4,622	11,156
TOTAL UTILITIES			104,053	126,156	0.33%

RIGHTS ATTACHED TO COMMON STOCKS
	725	OCCIDENTAL PETROLEUM CORP COM	-	29,145
			-	29,145	0.08%

TOTAL INVESTMENTS IN COMMON STOCKS			$5,350,889	$6,307,106	16.59%

12

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets

CALL OPTIONS:
	-	$-	$-	0.00%

TOTAL INVESTMENTS IN OPTIONS		$-	$-	0.00%

13

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2023

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
COMPASS DIV HOLDINGS FIXED FLTG RAT CUM PFD	4, 5	7.875%	N/A	4,000	$93,349	$95,120

TOTAL INVESTMENTS IN PREFERRED STOCKS					$93,349	$95,120	0.25%

14

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)

April 30, 2023

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$2,832,422	$2,832,422	7.45%

TOTAL INVESTMENTS - MARKET VALUE			37,933,256	99.76%

TOTAL OTHER LIABILITES IN EXCESS OF ASSETS			91,005	0.24%

TOTAL NET ASSETS			$38,024,261	100.00%

1In default
[2]Market value ratified by the Fund's Board of Directors per policy.
[3]Non-income producing security
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security. The rate shown is the coupon as of the end of the reporting period.
[6]Affiliate Investment

15

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

April 30, 2023

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets

CALL OPTIONS:
None	-
TOTAL CALL OPTIONS - LIABILITIES		$-	$-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

16

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023

ASSETS AT MARKET VALUE:
Affiliated Investment securities (cost - $733,155)	$853,375
Unaffiliated Investment securities (cost - $28,096,423)	37,079,881
Cash	49,709
Receivables, accrued interest and dividends	45,029
Other assets	19,269

Total assets	38,047,263

LIABILITIES:
Call and put options written, at fair value	-
Accounts payable and accrued expenses	11,587
Payable to custodian
Accounts payable to affiliates	11,415

Total liabilities	23,002

NET ASSETS AT APRIL 30, 2023 - EQUIVALENT TO $20.13 PER SHARE ON 1,888,788 SHARES OF COMMON STOCK OUTSTANDING	$38,024,261

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 1,888,788 shares	$9,443,940
Retained earnings prior to becoming an investment company	13,124,275
Undistributed net investment income	38,707
Realized gain from investments sold and foreign currency transactions	1,118,947
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of affiliated investments and call and put options written	120,220
Net unrealized appreciation of unaffiliated investments and call and put options written	8,983,458

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$38,024,261

See accompanying notes to financial statements.

17

BMC FUND, INC.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2023

INVESTMENT INCOME:
Income:
Interest - fixed income	$55,669
Dividend income (net of $2,019 foreign tax)	315,516

Total income	371,185

Expenses:
Legal and professional fees	83,905
Directors' fees (Note 6)	8,000
Investment expense	47,332
Investment advisor's fees	61,918
Salaries and related expenses	76,179
Property and liability insurance	19,648
Depreciation expense	141
Rent	14,730
Office expense and supplies	18,413
Dues and subscriptions	673
Travel and entertainment	1,539

Total expenses	332,478

Investment income, net	38,707

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from unaffiliated investments sold and foreign currency transactions	1,118,947

Realized loss from expiration or closing of written option contracts written on unaffiliated companies	-

Change in unrealized appreciation of affiliated investments and call and put options for the year	-
Change in unrealized appreciation of unaffiliated investments and call and put options for the year	597,600
Total change in unrealized appreciation of investments and call and put options for the year	597,600

Net income on investments	1,716,547

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,755,254

See accompanying notes to financial statements.

18

BMC FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended April 30, 2023 and 2022

	2023	2022

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$38,707	$(69,705)
Net realized gains (losses) from unaffiliated investment securities sold, options and foreign currency transactions	1,118,947	1,896,860
Net realized losses from affiliated investment securities sold, options and foreign currency transactions	-
Net realized appreciation on the transferred unaffiliated securities as a part of the redemption	-
Change in unrealized appreciation of affiliated investments and call and put options written for the year	-	106,758
Change in unrealized appreciation of unaffiliated investments and call and put options written for the year	597,600	(2,892,993)

Net increase (decrease) in net assets resulting from operations	1,755,254	(959,080)

Distributions to shareholders from:
Net realized losses on investment securities, options and foreign currency transactions	(377,758)	-
Net investment income		(576,068)
Retained earnings prior to becoming an investment company	(3,519,979)	(273,887)
TOTAL DECREASE IN NET ASSETS	(2,142,483)	(1,809,035)

NET ASSETS AT BEGINNING OF PERIOD	40,166,744	43,608,822

NET ASSETS AT END OF PERIOD	$38,024,261	$41,799,787

See accompanying notes to financial statements.

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BMC FUND, INC.

STATEMENT OF CASH FLOWS

Six Months as of April 30, 2023

Cash flows from operating activities:

Net increase in net assets from operations	$1,755,254

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Realized gains from investments sold and foreign currency transactions	(1,118,947)
Realized losses from foreign currency transactions	(3)
Realized losses from expired or closing of written option contracts	(1,224)
Unrealized appreciation from investments and calls and puts options	(597,600)
Increase in short-term money market investments	(349,701)
Purchases of investments securities	(1,492,207)
Proceed from sales of investment securities	5,671,690
Premiums received for open call and put options
Return of capital on securities	133,124
Depreciation	141
Amortization of bond premiums	19
Accretion of bond discounts	(117)
Changes in assets and liabilities
(Increase)/Decrease in assets:
Receivables, accrued interest and dividends	(5,369)
Other assets	(1,126)
Increase/(Decrease) in liabilities:
Payable to affiliates	(22,581)
Payable to custodian	(2,162)
Payable to shareholders
Accounts payable and accrued expenses	(33,304)
Net cash provided by operating activities	3,935,887

Cash flows from financing activities:
Cash paid to shareholders for redemption of common shares
Cash distributions paid	(3,897,737)
Net cash used in financing activities	(3,897,737)

Net change in cash	38,150

Beginning cash as of October 31, 2022	11,559

Ending cash as of April 30, 2023	$49,709

See accompanying notes to financial statements.

20

BMC FUND, INC.

FINANCIAL HIGHLIGHTS

Six months Ended 4/30/2023 and Years Ended October 31, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2023
PERFORMANCE	(unaudited)	2022	2021	2020	2019	2018	2017	2016	2015	2014
Net asset value, beginning of period	$21.28	$23.10	$19.85	$21.17	$20.78	$21.43	$20.84	$21.23	$22.63	$22.58
Net investment income	0.02	(0.02)	0.04	0.25	0.34	0.27	0.27	0.22	0.35	0.42
Net gains (losses) on investments	0.90	(0.95)	4.21	(0.57)	1.05	0.08	1.32	0.39	(0.73)	0.63
Total from investment operations	0.92	(0.97)	4.25	(0.32)	1.39	0.35	1.59	0.61	(0.38)	1.05
Less distributions:
Dividends from net investment income	-	0.05	0.42	0.05	0.33	0.32	0.20	0.23	0.36	0.44
Distributions from capital gains	0.20	-	0.14	0.28	0.08	0.37	0.35	-	0.44	0.42
Distributions from retained earnings	1.87	0.80	0.44	0.67	0.59	0.31	0.45	0.77	0.22	0.14
Total distributions	2.07	0.85	1.00	1.00	1.00	1.00	1.00	1.00	1.02	1.00
Net asset value, end of period	$20.13	$21.28	$23.10	$19.85	$21.17	$20.78	$21.43	$20.84	$21.23	$22.63

Per share market value, end of period[1]	$20.13	$21.27	$22.79	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00

TOTAL INVESTMENT RETURN[2]	4.57%	(4.57)%	18.63%	(1.79)%	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$38,024	$40,167	$43,609	$97,875	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568
Ratio of expenses to average net assets[3]	0.86%	2.17%	1.86%	1.12%	1.06%	1.01%	1.03%	1.07%	0.98%	0.97%
Ratio of net investment income to average net assets[3]	0.10%	(0.12)%	0.17%	1.21%	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%
Portfolio turnover rate	3.88%	17.88%	9.79%	20.22%	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%

1Unaudited - Based on tender offer NAV. Prior years based on stock trades, which are very limited, during those year.

2Unaudited - Computed as follows:  income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

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BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.            Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B.             Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C.             Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

22

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

For the six months ended April 30, 2023, the Company purchased and sold securities in the amount of $1,492,207 and $5,670,468 (excluding short-term investments and options), respectively.

D.             Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.             Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2018 and thereafter are subject to possible future examinations by tax authorities.

F.             Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.             Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

23

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.              Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

24

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of April 30, 2023.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$1,124,319	$-	$-	$1,124,319
Bond Mutual Funds	1,442,755	-	-	1,442,755
Stock Mutual Funds	1,397,437	-	-	1,397,437
Common Stocks – Publicly Traded	6,307,106	-	-	6,307,106
Preferred Stocks – Publicly Traded	95,120	-	-	95,120
Cash and Cash Equivalents	2,832,422	-	-	2,832,422
Limited Partnerships – Measured at NAV (1)	-	-	-	24,734,097
Total Investments	$13,199,159	$-	$-	$37,933,256

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$-	$-	$-	$-
Put Options	-	-	-	-
Total Investments	$-	$-	$-	$-

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following indicates the preferred stocks held and applicable interest rates at April 30, 2023 with no maturity dates.

Compass Diversified Holdings $100,000 at 7.875% with a coupon rate of 7.880%

25

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following are the fixed income securities held and fixed applicable interest rates as April 30, 2023.

First Citizens $250,000 at 5.8% with a maturity date of 12/31/2049

FPL Group Cap Inc. $586,000 at 6.35% with a maturity date of 10/1/2066

PPL Cap FDG Inc. $250,000 at 5.051% with a maturity date of 3/30/2067

Transcanada Pipelines LTD $250,000 at 6.35% with a maturity date of 5/15/2067

J.	Investments in Limited Partnerships - As of April 30, 2023, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

26

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Fund's investments in other limited partnerships as of April 30, 2023. The Fund's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions	Redemptions	Liquidity
Limited Partnerships	Notice Period	Permitted	Restrictions
BAM Credit Opportunities Fund	N/A	N/A	See below (7)
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	N/A	N/A	See below (9)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (7)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (9)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (8)
Old Well Special Opportunities Fund II, LP	N/A	N/A	See below (7)
Privet Fund LP	N/A	N/A	See below (9)
Segra Resource Onshore Partners, LP	N/A	N/A	See below (9)
SJC Onshore Direct Lending Fund IV-5 Year LP	N/A	N/A	See below (7)
Stark Investments LP	N/A	N/A	See below (9)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (9)
Worldwide Opportunity Fund (Cayman), Ltd.	N/A	N/A	See below (9)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Redemptions are not permitted.

(8) Withdrawals of capital contributions may be up to ¼ of the balance of partner’s capital account.

(9) In liquidation.

27

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Company's investment balances and unfunded commitment of $595,245 to the limited partnership of SJC Onshore Direct Lending Fund and $266,845 to the BAM Credit Opportunities Fund.

2.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2023, were as follows:

Gross appreciation (excess of value over tax cost)	$13,076,602
Gross depreciation (excess of tax cost over value)	(3,972,924)
Net unrealized appreciation	$9,103,678
Cost of investments for income tax purposes	$28,829,578

4.	OPTIONS WRITTEN

As of April 30, 2023, portfolio securities valued at $0 were held in escrow by the custodian as cover for call options written by the Company.

5.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2022, a distribution of $1.86 per share was paid to shareholders of record on November 25, 2022.

On March 10, 2023, a distribution of $0.20 per share was paid to shareholders of record on February 25, 2023.

28

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

The tax character of distributions paid during 2023 and 2022 was as follows:

	2023	2022
Distributions paid from:
Ordinary income	$-	$576,068
Long-term capital gains	377,758	-
Retained earnings prior to becoming an investment company	3,519,979	273,887
	$3,897,737	$849,955

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2023 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Fund. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2023 was $11,415. Broyhill Investments, Inc. charges the Company a percentage of payroll for employees who are responsible for the Company’s operations. Also, allocated back to the Company is a 3% safe harbor amount of Broyhill Investment, Inc.’s 401k plan which amounted to $2,059 for the six months ended April 30, 2023.

During a prior year the Company invested $1,000,000 in the BAM Credit Opportunities Fund which is managed by M. Hunt Broyhill. This is the affiliated company in the financial statements.

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,462,332 and have been assigned no value at April 30, 2023.

There were no impairment charges during the six months ended April 30, 2023. The Fund received $1,557 in proceeds related to impaired securities during the six months ended April 30, 2023, which was recognized as realized gains in the Statement of Operations.

29

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2023 (Unaudited)

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, President, and Broyhill Asset Management (BAM), are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. BAM became the Fund’s Investment Advisor effective October 1, 2022.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2023 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 16, 2023 at the Fund’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 3 directors to serve as follows:

Director	Term	Expiring
M. Hunt Broyhill	1 year	2024
David F. Stevens	1 year	2024
Mark E. Roberts	1 year	2024

2. To vote upon such other business as may come before the meeting.

The directors of the Fund were elected for a one-year term at the 2023 annual meeting of shareholders of the Fund.

30

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2023 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
M. Hunt Broyhill (59) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since Oct 2021 and Feb 2014 till Feb 2021 Since Oct 2021 and Feb 2014 till Feb 2021 Since 2007 2001-2007	Chairman of the Fund since October 2022 and February 2014 till February 2021; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present)	Capitala Finance Corp. (Feb. 2013- 2021)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
David Stevens (62) 422 Huntington Woods St. SE Lenoir, NC 28645	Director	Since 2023	President of Smith, Stevens, and Ford, CPA	None

Mark E. Roberts (60) 511 Tarrytown Center Rocky Mount, NC 27804	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

31

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2023 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Danny A. Gilbert (56) 603 Stonecroft Court SE Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2018 Since 2020	Vice President (since February 2018) and Chief Financial Officer of the Fund since January 2020; Chief Compliance Officer of the Fund (June 2017-December 2019); Vice President of Broyhill Family Foundation, Inc. (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)	None

Alan R. Deal (58) 5304 Grace Drive Hickory, NC 28601	Chief Compliance Officer	Since 2020	Chief Compliance Officer of the Fund since January 2020; former Controller, Protect Plus and Imagine One Companies (August 2002-April 2019)	None

Leah B. Geates (38) 802 Lower Creek Dr. NE Lenoir, NC 28645	Secretary	Since 2022	Secretary of the Fund since February 2022, Secretary of Broyhill Family Foundation since June 2022, Accounting Technician at CCC&TI (October 2021-February 2022), Accounting Technician at Grant County Fairgrounds (October 2018-October 2021), Administrative Assistant at AstaReal, Inc (March 2017-October 2018)

32

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

1.	Investment Objectives

The overall investment objective of the Fund is to provide a maximum level of income for shareholders consistent with maintaining the Fund’s long-term purchasing power. This investment objective may not be changed without shareholder approval. The specific goals of the Fund are in order of importance:

1)	Preservation of capital
2)	Current income
3)	Moderate growth

2.	Performance Objectives

A five percent return on the Fund’s assets is desired to be distributed annually for dividend income. Additional modest growth is desired to at least offset inflation risk.

•	Investment Horizon: The Fund’s asset allocation and investment guidelines are driven by a long-term time horizon. Accordingly, interim fluctuations should be viewed with this perspective in mind. Short-term performance shortfalls are not of critical interest unless they suggest failures in strategy execution or impact required distributions. Notwithstanding that possibility, manager and asset class performance shall be evaluated on a rolling one, three and five year basis.

•	Liquidity Requirements: The Fund aims to distribute five percent of the value of its assets annually to shareholders. Therefore, a minimum of five percent of the value of the Fund should be held in cash and cash equivalents or instruments that can be quickly converted to cash with no significant adverse change in value as a result of the liquidation.

•	Risk Tolerance: The Fund seeks to generate returns that are proportional to its risk profile, recognizing that some level of risk must be assumed to achieve the fund’s long-term investment objectives. The objectives and structure of the Fund should be implemented and measured in a manner which seeks low volatility, accepting the possibility of less than average returns in the best years but seeking preservation of capital in the bad years.

3.	Asset Allocation Plan

The Asset Allocation Plan for the Fund is reported below. It reflects the Investment Committee’s consideration of expected returns for equity, fixed income, cash, and real asset classes in domestic and foreign markets as well as consideration of prevailing and expected levels of inflation. The Investment Committee has considered the expected correlation of asset returns and expected volatility of returns to determine an asset allocation with appropriate diversification and sufficient expected return to satisfy the investment objectives of the Fund.

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BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

L. Policy Portfolio

A Policy Portfolio for the Fund has been established that reflects the analysis conducted by the Investment Committee for the Fund. The asset allocation study and resultant Policy Portfolio may be changed in the future, subject to approval by the Board. The Investment Committee is responsible for assuring that the assets of the Fund are deployed in a manner consistent with the Policy Portfolio, although this responsibility may be delegated to the Chief Investment Officer.

Asset Class	Policy Portfolio	Policy Range

Total Short Term Investments	5%	5% - 20%
Cash & Equivalents

Total Fixed Income Investments	25%	10% - 40%
Domestic Fixed Income
International Fixed Income

Total Equity Investments	50%	30% - 70%
Domestic Equities
International Equities

Total Alternative Investments	20%	0% - 40%
Hedge Funds
Absolute Return

Total Investment Assets	100%

Risk Factors

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. You should carefully consider the following principal and non-principal risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund. This section describes the risk factors associated with investment in the Fund specifically, as well as those factors generally associated with investment in an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Each risk summarized below is a risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

34

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

The Fund may invest in securities of other investment companies (“underlying funds”).  The Fund may be subject to the risks of the securities and other instruments described below through its own direct investments and indirectly through investments in the underlying funds.

Principal Risks

Closed-End Investment Company Risk.  The Fund invests in the securities of other closed-end investment companies. Investing in other closed-end investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other closed-end investment companies, including advisory fees. There can be no assurance that the investment objective of any investment company in which the Fund invests will be achieved. Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of another closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the purchased investment company. The market price of a closed-end investment company fluctuates and may be either higher or lower than the NAV of such closed-end investment company.  In accordance with Section 12(d)(1)(F) of the 1940 Act, the Fund will be limited by provisions of the 1940 Act that limit the amount the Fund, together with its affiliated persons, can invest in other investment companies to 3% of any other investment company’s total outstanding stock. As a result, the Fund may hold a smaller position in a closed-end investment company than if it were not subject to this restriction.

Special Purpose Acquisition Companies Risk.  The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (“SPACs”).  Unless and until an acquisition meeting the SPAC’s requirements is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash.  If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders.  Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition.  Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.  In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid, be subject to restrictions on resale, and/or may trade at a discount.

35

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s successful pursuit of its investment objective depends upon the Investment Committee’s ability to find and exploit market inefficiencies with respect to undervalued securities. Such situations occur infrequently and sporadically and may be difficult to predict and may not result in a favorable pricing opportunity that allows the Investment Committee to fulfill the Fund’s investment objective. The Investment Committee’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk.  Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

36

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Risk Related to Fixed Income Securities, including Non-Investment Grade Securities.  The Fund may invest in fixed income securities, also referred to as debt securities. Fixed income securities are subject to credit risk and market risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities or duration of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates. The Fund’s credit quality policy with respect to investments in fixed income securities does not require the Fund to dispose of any debt securities owned in the event that such security’s rating declines to below investment grade, commonly referred to as “junk bonds.” Although lower quality debt typically pays a higher yield, such investments involve substantial risk of loss. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for junk bonds tend to be very volatile and those securities are less liquid than investment grade debt securities. Moreover, junk bonds pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds. In addition, bonds in the lowest two investment grade categories, despite being of higher credit rating than junk bonds, have speculative characteristics with respect to the issuer’s ability to pay interest and principal and their susceptibility to default or decline in market value. The Fund’s investments in securities of stressed, distressed or bankrupt issuers, including securities or obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. If an issuer of securities held by the Fund declares bankruptcy or otherwise fails to pay principal or interest on such securities, the Fund would experience a decrease in income and a decline in the market value of its investments.

Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

37

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Credit Risk.  Fixed income securities rated B or below by S&Ps or Moody’s may be purchased by the Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by that Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Debt Security Risk.  In addition to interest rate risk, call risk and extension risk, debt securities are also subject to the risk that they may also lose value if the issuer fails to make principal or interest payments when due, or the credit quality of the issuer falls.

Market Discount from Net Asset Value Risk.  Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their Shares in a relatively short period following completion of the Offering. The net asset value of the Shares will be reduced immediately following the Offering as a result of (i) the Subscription Price likely being lower than NAV and (ii) the payment of certain costs of the Offering. Whether investors will realize gains or losses upon the sale of the Shares will depend not upon the Fund’s net asset value but entirely upon whether the market price of the Shares at the time of sale is above or below the investor’s purchase price for the Shares. Because the market price of the Shares will be determined by factors such as relative supply of and demand for the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value.

Leverage Risk.  Transactions by underlying funds may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the underlying fund to greater risk and increase its costs. The use of leverage by underlying funds may cause such funds to liquidate their portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of an underlying fund’s portfolio will be magnified when it uses leverage. Leverage, including borrowing, may cause an underlying fund to be more volatile than if such fund had not been leveraged.

38

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Defensive Position Risk.  During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Fund would not be pursuing its investment objective in these circumstances and could miss favorable market developments.

Changes in Policies Risk.  The Fund’s Directors may change the Fund’s investment objective, investment strategies and non-fundamental investment restrictions without shareholder approval, except as otherwise indicated.

Preferred Stock Risk. The Fund may invest in preferred stocks. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Investment in preferred stocks carries risks, including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Distributions on preferred stock must be declared by the board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the company’s board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Fund’s Investment Committee would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.

39

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Fund’s Investment Committee, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Fund’s Investment Committee evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund’s Investment Committee considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

The value of a convertible security, including, for example, a warrant, is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

40

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Issuer Specific Changes Risk.  Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

Non-Principal Risks

In addition to the principal risks set forth above, the following additional risks may apply to an investment in the Fund.

Anti-Takeover Provisions Risk.  The Fund’s Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

Common Stock Risk.  The Fund invests in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and riskier than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including adverse events such as unfavorable earnings reports, changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

41

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2023 (Unaudited)

Exchange Traded Funds Risk. The Fund may invest in exchange-traded funds, which are investment companies that, in some cases, aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively or, to a lesser extent, actively managed and their shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Illiquid Securities Risk.  The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Portfolio Turnover Risk.  The Fund cannot predict its securities portfolio turnover rate with certain accuracy. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Small and Medium Cap Company Risk. Compared to investment companies that focus only on large capitalization companies, the Fund’s share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) more limited product lines or markets and less mature businesses, (ii) fewer capital resources, (iii) more limited management depth and (iv) shorter operating histories. Further, compared to large cap stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Fund’s Investment Committee believes appropriate, and offer greater potential for gains and losses.

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for each month of its fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

42

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

(a)	Evaluation of Disclosure Controls and Procedures.

BMC Fund, Inc. (the “Registrant” or the “Fund”) maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s management, including its Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this report on Form N-CSR, management, including the Registrant’s Chief Executive Officer and Chief Financial Officer, evaluated the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act). Based upon that evaluation and subject to the foregoing, the Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures for the Registrant were effective as of April 30, 2023.

(b)	Changes in Internal Controls.

There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

N/A

Item 13. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and Chief Financial Officer

Date: June 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: June 14, 2023

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: June 14, 2023